Other Income	12 Months Ended
Dec. 31, 2022
Other Income [Abstract]
Disclosure of other operating income [text block]	08 – Other income (loss) in € m. 2022 2021 2020 Other income (loss): Insurance premiums 3 3 3 Net income (loss) from hedge relationships qualifying for hedge accounting (594) 195 (214) Remaining other income (loss)1 937 (185) 162 Total other income (loss) 346 13 (48) 1 Includes net gains (losses) of € 404 million, € 10 million and € (59) million for the years ended December 31, 2022, 2021 and 2020, respectively, that are related to non-current assets and disposal groups held for sale.